Exhibit 99.6 Schedule 5

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	118769	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Clear) Note - Incomplete-

The following section(s) of the Note is incomplete: Loan Agreement is missing.

Response 1 (XX/XX/XXXX XX:XXPM)
The documentation provided is not sufficient to cure the finding. The Loan Agreement has been provided and is executed by the borrower; however, it is not executed by the Lender. Please provide a fully executed Loan agreement executed by all parties (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Mortgage History - Missing/Incomplete-

The subject transaction is paying off the mortgage with XXXX and is not reported on the credit report and a current mortgage payment history is not provided in the the loan file. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Other-

Assets - Other. The business bank statements provided with XXXX reflects the account holder as XXXX which is not the vesting entity for the subject transaction. The file does not document the borrower's percentage ownership in the business. The borrower must have 51% or greater ownership of the business, and if applicable, all other owners must sign a 100% access letter allowing borrower use of the assets.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. The loan file contains an appraisal risk review dated XX/XX/XXXX which supports value.		3	1	3	1	3	1	1	1	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A	C	A	C	A	A	A	C	A
XXXX	118767	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only (Clear) Note - Incomplete- The following section of the Note is incomplete: The referenced Loan Agreement was not executed by the Lender. Response 1 (XX/XX/XXXX XX:XXPM) The documentation provided is sufficient to cure the finding. (Resolved)	(Clear) Credit Report - Other-

There are additional credit findings. The document provided to confirm the Certificate of Formation for XXXX was not legible.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Clear) Program Parameters - Cash-Out Amount-

The subject loan exceeds the Program Parameters for cash out amount. The maximum cash out allowed for this transaction per guidelines is $200,000. The cash out per the final HUD is $XXXX; therefore, exceeds program parameters.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Sufficient reserves to meet underwriting requirements and PITI were not verified in the file. The application reflects assets with XXXX checking #XXXX and with XXXX checking #XXXX totaling $XXXX. Guidelines require 2 months most recent bank statements. The file only contains 1 month bank statement with XXXX #XXXX XX/XX/XXXX with only page 1 of 4 provided reflecting a balance of $XXXX. No documentation was provided for XXXX. Guidelines require 6 months reserves on the subject property of $XXXX. $XXXX in cash-out proceeds were allowed to be used towards funds to close. As a result, the borrowers are short $XXXX in documented funds.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Originator and acknowledged by Investor. (Waived)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CDA supports appraised value.	XXX score. XXXX DSCR. Experienced Investor. XXXX% LTV.	3	2	3	2	3	1	1	1	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A	C	B	C	B	A	A	C	A
XXXX	126323	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Note - Incomplete-

The following section(s) of the Note is incomplete: the Loan Agreement Addendum is not signed by the lender.

Response 1 (XX/XX/XXXX XX:XXAM)
The documentation provided is not sufficient to cure the finding. Pg. 19 of the Loan Agreement Addendum is not signed by the lender. Please provide an updated pg. 19 executed by the lender. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
The documentation provided is sufficient to cure the finding. (Resolved)

(Clear) Note - Incomplete-

The following section(s) of the Note is incomplete: the Loan Agreement Addendum Exhibit D is not signed my the Member/Mangers of the entity.

Response 1 (XX/XX/XXXX XX:XXAM)
finding voided.

(Clear) Appraisal Notice - Missing-

There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only

(Open) Program Parameters - Other-

The subject loan does not meet Program Parameters. The property was listed XX/XX/XXXX and expired on XX/XX/XXXX. There are 2 applications with application dates of XX/XX/XXXX and XX/XX/XXXX. For a cash-out refinance, properties listed for sale in the last 6 months from the date of application are not eligible.

Response 1 (XX/XX/XXXX XX:XXAM)
An exception is required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) FEMA-

FEMA Search completed reflecting a declared disaster after appraisal date. FEMA Declaration declared XX/XX/XXXX for XXXX Hurricane Helene (XX-XXXX-XX) with an incident period of XX/XX/XXXX and continuing which is after the original appraisal date XX/XX/XXXX. Please provide Property Inspection to confirm no damage.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. File contains a CDA dated XX/XX/XXXX that supports the appraised value.	XXX score. Experienced Investor. XXXX DSCR.	3	2	3	2	2	1	1	1	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A	C	B	C	B	A	A	B	A
XXXX	127582	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Hazard Insurance - Missing/Insufficient-

The loan was missing current hazard insurance policy on the subject property with sufficient coverage/replacement cost to include 6 months rent loss insurance. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

The file is missing the required LLC documents: Certificate of Formation, Certificate of Status from the Secretary of State, W9 in entity name including EIN, and Articles of Organization to determine agents/signatories for the transaction as well as agents' powers and limitation to borrower, pledge, encumber or mortgage property.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Title Commitment - Incorrect-

It should be noted that the title commitment provided for our review is dated XX/XX/XXXX. The loan closed on XX/XX/XXXX. Appears may be a typographical error. Please provide title commitment prior to the closing date.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Cash to Close-

Funds required to close of $XXXX. The file does not contain any asset documentation that the borrower had the proper amount of funds required to close. The file does contain a ledger report that indicates the borrower(s) wired $XXXX to closing. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Wired funds appear to be from the Borrower's HELOC account. The HELOC statement reflecting the withdrawal was not provided.

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Assets - Minimum Reserves-

Sufficient reserves to meet reserve requirement of $XXXX (XX months subject property and XX months subject PITI for 2 additional financed properties) was not verified in the file. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
This was addressed on the pre-fund file. The same documentation used to clear in pre-fund is required for the post-close file. (Upheld)

Response 2 (XX/XX/XXXX XX:XXPM)
Waiver granted by Investor. (Waived)

(Clear) Sales Contract - Missing/Incomplete-

The sales contract in the loan file is not fully executed or incomplete/inaccurate. The sales contract is missing an addendum to the contract to reflect a final sales price of $XXXX as reflects on the HUD-1.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file does not contain a desk review through XXXX (CDA) or XXXX (Appraisal Risk Review) as required to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXPM) Documentation received is sufficient. (Resolved)	XXX score. Experienced Investor.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A
XXXX	126321	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) Appraisal Notice - Missing- There is no evidence the Borrower received The Notice of Right to Receive Copy of Appraisal within 3 business days from application. Equal Credit Opportunity Act (Regulation B) 12 CFR 1002.14 Truth In Lending Act (Regulation Z) [HPML] 12 CFR 1026.35(a),(c). Informational only	(Clear) Flood Certificate - Missing-

The flood certificate is missing.

Response 1 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

(Open) Mortgage History - Missing/Incomplete-

Primary borrower owns his current residence. A 12 month mortgage history is required if applicable. No mortgage history is reflected on credit report. No documentation was provided to confirm ownership/free and clear. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Statements provided support 9 months of timely payments. 12 months are required. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Property profile received. Still awaiting mortgage statements. (Upheld)

Response 3 (XX/XX/XXXX XX:XXAM)
Waiver granted by Investor. (Waived)

(Open) Verification Documentation - VOR-

The co-borrower indicates he currently rents. No rental history was provided in the loan file. Guidelines require a 12 month rental history. Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXAM)
Waiver granted by Originator and accepted by Investor. (Waived)

(Clear) Assets - Cash to Close-

Assets provided in the loan file total $XXXX. Total funds required to close of $XXXX results in funds to close shortage of $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Minimum Reserves-

Assets provided in the loan file total $XXXX. Total funds required to close of $XXXX plus 7 months reserves required of $XXXX total $XXXX results in reserves shortage of $XXXX.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) Assets - Source-

The Closing Statement reflects a credit to the borrower(s) in the amount of $XXXX from XXXX. The loan file does not address the relationship of the company to the borrower(s). Could it be a 1031 exchange. Further documentation required to source these funds and the relationship to the borrower(s). Additional conditions may apply.

Response 1 (XX/XX/XXXX XX:XXPM)
Documentation received is sufficient. (Resolved)

(Clear) DSCR - Missing Entity Documentation-

The loan file is missing the entity documentation for XXXX as follows: Certificate of Good Standing within 30 days of closing, and the Operating Agreement to determine the agents' powers and limitations to the borrower, pledge, encumber, or mortgage real property.

Response 1 (XX/XX/XXXX XX:XXPM)
The Certificate of Good Standing is not dated. (Upheld)

Response 2 (XX/XX/XXXX XX:XXAM)
Documentation received is sufficient. (Resolved)

									(Clear) Appraisal - Value is not supported within 10% of original appraisal amount- The Loan file did not contain an desk review through XXXX (CDA) or XXXX (ARR) per the guidelines to support the origination appraised value. Response 1 (XX/XX/XXXX XX:XXAM) Documentation received is sufficient. (Resolved)	XXX score. Experienced Investor. XXXX DSCR. XXX score. XXXX% LTV. Experienced Investor.	3	2	3	2	1	1	3	1	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A	C	B	C	B	C	A	A	A